Goodwill - Summary of Goodwill Resulting From Business Acquisitions (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill [Line Items]
Beginning Goodwill	$ 9,179
Ending balance	13,484
KTA Group
Goodwill [Line Items]
Acquisition	2,544
McFarland-Dyer & Associates
Goodwill [Line Items]
Acquisition	1,761
Ending balance	$ 1,761